Fair Value Measurements and Hierarchy - Quantitative Information Regarding Level 3 Fair Value Measurements Inputs (Details)	Mar. 31, 2022 $ / shares Y	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Y	Dec. 31, 2021	Nov. 12, 2021 $ / shares
Unit price | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	7.13	9.75			10.98
Unit price | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	7.13	9.75			10.98
Unit price | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	7.13	9.75			10.98
Term (in years) | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	4.62	4.87	4.87		5.00
Term (in years) | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	1.27	1.87	1.87		2.00
Term (in years) | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	1.75	2.87	2.87		3.00
Volatility | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.3610	12.80		0.1280	19.00
Volatility | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.3500	35.00		0.3500	35.00
Volatility | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.3500	35.00		0.3500	35.00
Risk-free rate | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0241	1.24		0.0124	1.24
Risk-free rate | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0238	0.94		0.0094	0.85
Risk-free rate | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.0238			0.0094	0.85
Dividend yield | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.00	0.00		0.00	0.00
Dividend yield | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.00	0.00		0.00	0.00
Dividend yield | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.00	0.00		0.00	0.00
Cost of equity | Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0			0
Cost of equity | First Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.1320	11.14		0.1114	10.80
Cost of equity | Second Tranche Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurements inputs	0.1320	11.14		0.1114	10.80